SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling and Marketing Expenses, Government Grants, Employee Benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expenses	¥ 177,824,898	¥ 191,776,905	¥ 160,415,978
Government grants	2,968,735	16,385,038	48,726,818
Employee social benefits included as expenses	¥ 42,376,447	¥ 42,637,403	¥ 31,122,424